Document and Entity Information	Aug. 24, 2021
Cover [Abstract]
Entity Registrant Name	RESMED INC
Entity Address, Country	US
Amendment Flag	true
Entity Central Index Key	0000943819
Document Type	8-K/A
Document Period End Date	Aug. 24, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-15317
Entity Tax Identification Number	98-0152841
Entity Address, Address Line One	9001 Spectrum Center Blvd.
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92123
City Area Code	(858)
Local Phone Number	836-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.004 par value
Trading Symbol	RMD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Form 8-K/A is being filed to update the disclosure under Item 5.02 of our Current Report on Form 8-K of ResMed Inc. filed with the Securities and Exchange Commission on August 27, 2021 (the “Original Filing”), to add information regarding separation arrangements that were not determined or available at the time of the Original Filing.